Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
BALANCE at Mar. 31, 2024	$ 8,873	$ 35,247	$ (12,929)	$ 96,284	$ 127,475
Net earnings	0	0	0	6,085	6,085
Issuance of restricted stock	4	(4)	0	0	0
Paid in capital – restricted stock	0	151	0	0	151
Repurchase of shares	0	0	(171)	0	(171)
Cash dividends	0	0	0	(1,115)	(1,115)
BALANCE at Mar. 31, 2025	8,877	35,394	(13,100)	101,254	132,425
Net earnings	0	0	0	19,533	19,533
Issuance of restricted stock	143	(143)	0	0	0
Paid in capital – restricted stock	0	683	0	0	683
Repurchase of shares	0	0	(10)	0	(10)
Cash dividends	0	0	0	(1,137)	(1,137)
BALANCE at Mar. 31, 2026	$ 9,020	$ 35,934	$ (13,110)	$ 119,650	$ 151,494